Elfun Trusts

One Iron Street

Boston, MA 02210

May 3, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Elfun Trusts (the “Fund”)

File Nos.: 002-21301 and 811-00483

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Fund this letter as certification that the Prospectus and Statement of Additional Information, each dated April 30, 2024, do not differ from those contained in the Post-Effective Amendment No. 93 to the Fund’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 25, 2024 (Accession # 0001193125-24-114039).

If you have any questions, please contact me at (617) 664-6507.

Sincerely,

/s/ Edmund Gerard Maiorana, Jr.
Edmund Gerard Maiorana, Jr.
Assistant Secretary